UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON D.C. 20549

                          FORM 13F

                     FORM 13F COVERPAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009.

Check here if Amendment  [  ]; Amendment Number:
This amendment (Check Only one.): [  ] is a restatement.
                                  [  ] adds new holding entries.

Institutional Investment Manager Filing this Report:
               Name:              Lau Associates LLC
               Address:           300 Bellevue Parkway
                                  Suite 200
                                  Wilmington, DE 19809

             13F File Number: 028-10327

The institutional investment manager filing this report and the person whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:               Jacob D. Weaver
Title:              Securities Trader
Phone:              302-792-5955
Signature,          Place,              and Date of Signing,


Jacob D. Weaver     Wilmington, DE  April 6, 2009.

Report Type:          [ ] 13F HOLDING REPORT.
                      [ ] 13F NOTICE.
                      [X] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

1) Luther King Capital Management Corp.



FORM 13F SUMMARY PAGE


Report Summary:

Number of other Included Managers:        0
Form 13F Information Table Entry Total:   54
Form 13F Information Table Value Total:   $66,752

List of Other Included Managers:          None






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FORM 13 F INFORMATION TABLE

                                                         VALUE   SHARES/ SH/ PUT/  INVSTMT   OTHER      VOTING AUTHORITY
      NAME OF ISSUER       TITLE OF CLASS       CUSIP   (x $1000 PRN AMT PRN CALL  DSCRETN MANAGERS SOLE   SHARED  NONE


------------------------------------------------------------------------------------------------------------------------

AFLAC Inc                  COM               001055102       713    36851 SH      SOLE                             36851
AT & T Inc                 COM               00206R102       376    14913 SH      SOLE                             14913
Abbott Laboratories        COM               002824100       500    10484 SH      SOLE                             10484
Accenture Ltd Cl A         CL A              G1150G111      2126    77325 SH      SOLE                             77325
Altria Group               COM               02209S103       214    13364 SH      SOLE                             13364
America Movil SAB Adr      SPONSORED ADR     02364W105      1027    37932 SH      SOLE                             37932
Bp Plc Adr                 SPONSORED ADR     055622104       443    11042 SH      SOLE                             11042
Barnes Group Inc           COM               067806109       125    11667 SH      SOLE                             11667
Bristol-Myers Squibb       COM               110122108       350    15950 SH      SOLE                             15950
Chevron Corp               COM               166764100      1162    17281 SH      SOLE                             17281
Cisco Systems Inc          COM               17275R102       524    31249 SH      SOLE                             31249
Coca Cola Company          COM               191216100       534    12160 SH      SOLE                             12160
ConocoPhillips             COM               20825C104      5084   129819 SH      SOLE                            129819
CurrencyShs Euro Trust	   EURO SHS          23130C108      1415    10650 SH      SOLE                             10650
Danaher Corp               COM               235851102      1710    31546 SH      SOLE                             31546
Devon Energy Corp          COM               25179M103       227     5082 SH      SOLE                              5082
Du Pont E I De Nemour & Co COM               263534109      2645   118432 SH      SOLE                            118432
Exxon Mobil Corporation    COM               30231G102      3806    55894 SH      SOLE                             55894
Fiserv Inc                 COM               337738108       285     7830 SH      SOLE                              7830
General Electric Company   COM               369604103      2064   204115 SH      SOLE                            204115
Hewlett Packard Co         COM               428236103       528    16463 SH      SOLE                             16463
Idexx Labs Inc             COM               45168D104      1503    43452 SH      SOLE                             43452
Intel Corp                 COM               458140100      2064   137358 SH      SOLE                            137358
Int'l Business Machines    COM               459200101      1586    16370 SH      SOLE                             16370
Irobot Corp                COM               462726100       492    64743 SH      SOLE                             64743
I Shares Tr                RUSSELL 2000      464287655       453    10764 SH      SOLE                             10764
JP Morgan Chase & Co       COM               46625H100       285    10713 SH      SOLE                             10713
Johnson & Johnson          COM               478160104      3219    61207 SH      SOLE                             61207
L-3 Communications Hldgs   COM               502424104      1281    18895 SH      SOLE                             18895
Medco Health Solutions     COM               58405U102       210     5072 SH      SOLE                              5072
Merck & Co                 COM               589331107       209     7800 SH      SOLE                              7800
Microsoft Corp             COM               594918104       230    12536 SH      SOLE                             12536
National Penn Bancshares   COM               637138108       329    39696 SH      SOLE                             39696
Newmont Mining Corp        COM               651639106       206     4600 SH      SOLE                              4600
Norfolk Southern Corp      COM               655844108       434    12867 SH      SOLE                             12867
Nova Chemicals Corp        COM               66977W109        60    10425 SH      SOLE                             10425
Pepsico Incorporated       COM               713448108      3562    69197 SH      SOLE                             69197
Petroleo Brasileiro Sa     SPONSORED ADR     71654V408      2258    74100 SH      SOLE                             74100
Philip Morris Intl Inc     COM               718172109       468    13164 SH      SOLE                             13164
Powershs DB Multi Sector   DB GOLD FUND      73936B606       237     7100 SH      SOLE                              7100
Procter & Gamble Co        COM               742718109      1146    24345 SH      SOLE                             24345
Royal Dutch Shell A        SPONSORED ADR     780257804       472    10655 SH      SOLE                             10655
SPDR TR                    UNIT SER 1        78462F103       345     4342 SH      SOLE                              4342
SPDR Series Trust	   GOLD              78463V107       381     4225 SH      SOLE                              4225
Schlumberger Ltd           COM               806857108       455    11200 SH      SOLE                             11200
Sysco Corp                 COM               871829107      1019    44702 SH      SOLE                             44702
Teva Pharm Inds Ltd        ADR               881624209      2756    61180 SH      SOLE                             61180
Thor Industries Inc        COM               885160101      8185   524024 SH      SOLE                            524024
Transocean Inc             COM               G90073100      1174    19945 SH      SOLE                             19945
3M Company                 COM               88579Y101      4067    81797 SH      SOLE                             81797
Verizon Communications     COM               92343V104       429    14190 SH      SOLE                             14190
Weatherford Intl Inc       COM               G95089101       112    10150 SH      SOLE                             10150
Wellpoint Inc              COM               94973H108       787    20719 SH      SOLE                             20719
Wyeth                      COM               983024100       478    11113 SH      SOLE                             11113

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